Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents
6	Cash and cash equivalents

Cash and cash equivalents comprise the bank accounts, short-term, highly liquid investments, immediately convertible into known cash amounts, and subject to an insignificant risk of change in value, with intention and possibility to be redeemed in the short term, within 90 days, as of the date of investment.

	As of December 31,
	2022	2021	2020
Cash and bank accounts – Brazil	213	74	64
Cash and bank accounts – Abroad (*)	24	25	29
Financial investments – Brazil (**)	5,605	2,451	3,439
	5,842	2,550	3,532

(*)	As of December 31, 2022, the Company had funds held abroad, being R$24 in US Dollars (R$25 in US dollars as of December 31, 2021 and R$29 in US dollars as of December 31, 2020).

(**)	As of December 31, 2022, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 92.80% of CDI – Interbank Deposit Certificate (109.64% of CDI as of December 31, 2021 and 96.96% of CDI as of December 31, 2020).